PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 117.2%
Asset-Backed Securities 7.0%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	5.100%(c)	07/15/30	4,500	$4,437,723
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	4.104(c)	08/20/32	3,000	2,893,469
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.283(c)	04/20/31	2,750	2,677,313
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.259(c)	01/15/31	2,000	1,964,449
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A	—(p)	10/20/31	2,000	2,000,000
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.218(c)	10/21/30	2,500	2,437,819
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A1A, 144A	—(p)	04/15/31	4,000	3,998,636
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	3.995(c)	08/15/30	2,715	2,663,434
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.468(c)	04/25/31	2,650	2,587,483
TSTAT Ltd. (Bermuda), Series 2022-02A, Class A1, 144A	—(p)	01/20/31	2,250	2,244,375
Voya CLO Ltd. (Cayman Islands), Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.433(c)	10/20/31	4,000	3,894,170

Total Asset-Backed Securities (cost $31,932,610)				31,798,871
Corporate Bonds 102.9%
Advertising 0.4%
CMG Media Corp., Gtd. Notes, 144A(aa)	8.875	12/15/27	2,330	1,973,011

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 3.7%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805%	05/01/50	2,650	$2,277,077
Sr. Unsec’d. Notes	5.930	05/01/60	750	634,390
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,050	933,187
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	875	830,042
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,580	1,578,420
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,776	1,742,292
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	4,215	3,997,506

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	950	925,208
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	200	194,853
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	600	511,368
Gtd. Notes(aa)	5.500	11/15/27	2,525	2,293,171
Sr. Sec’d. Notes, 144A	6.250	03/15/26	600	591,663
				16,509,177
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	1,350	1,182,029
Airlines 1.2%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	250	273,620
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	1,450	1,377,500
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,550	1,410,500

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	675	623,005
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	988,149
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	712,571
				5,385,345

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.4%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26	500	$458,917
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	275	221,302
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,175	936,301
				1,616,520
Auto Manufacturers 1.8%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	725	544,424
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	3,925	2,739,339
Sr. Unsec’d. Notes	5.291	12/08/46	2,775	2,054,063
Sr. Unsec’d. Notes	7.400	11/01/46	200	182,888
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	324,266
Sr. Unsec’d. Notes	5.584	03/18/24	310	306,236

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	1,000	924,230
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,325	1,137,785
				8,213,231
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	2,725	2,432,062
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	271	257,451
Gtd. Notes(aa)	6.500	04/01/27	1,231	1,136,214

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	640	240,700
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	500	485,000
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	199,749
Sr. Unsec’d. Notes	4.500	02/15/32	600	456,727
Sr. Unsec’d. Notes	5.375	11/15/27	200	181,079
Sr. Unsec’d. Notes	5.625	06/15/28	600	542,837

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125%	04/15/29	125	$123,966
Sr. Sec’d. Notes, 144A	7.875	01/15/29	125	124,201

Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	700	652,097
				6,832,083
Banks 0.9%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	625	512,799
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	700	552,688
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	476,588
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,425	2,431,062
				3,973,137
Building Materials 1.9%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	650	541,681
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	1,100	687,429
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	400	374,246
Griffon Corp., Gtd. Notes	5.750	03/01/28	930	852,018
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	701	582,993
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	675	536,423
Gtd. Notes, 144A	5.375	02/01/28	180	164,398

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	700	542,889
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,550	1,326,095
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	625	468,426

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	4.375%	07/15/30	1,375	$1,113,381
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,500	1,314,647
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	320	292,473
				8,797,099
Chemicals 3.6%
Ashland LLC, Gtd. Notes(aa)	6.875	05/15/43	2,125	2,009,302
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	375	301,509
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	225	150,927

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	870	852,866
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	800	623,399
Gtd. Notes, 144A	5.750	11/15/28	670	569,380

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	1,820	1,367,375
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	650	476,125
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	925	792,869
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	1,100	1,069,750
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	512,875
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,590	1,363,976
SK Invictus Intermediate II Sarl (Luxembourg), Sr. Sec’d. Notes, 144A	5.000	10/30/29	820	670,186
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	362,813
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)	2,050	1,120,875
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)	505	485,288

Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	1,565	1,214,677

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Valvoline, Inc.,
Gtd. Notes, 144A	4.250%	02/15/30		460	$444,953
Sr. Unsec’d. Notes, 144A	3.625	06/15/31		600	473,286
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $2,421,985; purchased 03/08/19 - 07/14/21)(aa)(f)	5.750	07/15/25		2,577	850,410
Sr. Sec’d. Notes, 144A (original cost $1,082,538; purchased 05/08/20 - 03/02/21)(f)	9.500	07/01/25		1,040	650,000

WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	5.625	10/01/24		100	97,998
					16,460,839
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26		450	468,562
Commercial Services 5.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		459	418,602
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		430	411,616
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		950	661,996
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		2,900	2,521,579
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		860	720,250
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,315	1,074,749

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		500	431,633
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		725	627,994
Gtd. Notes, 144A	4.625	10/01/27		400	374,190

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29		325	272,046
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	4.750	04/01/28		1,295	1,136,960
Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	275	253,729

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Brink’s Co. (The),
Gtd. Notes, 144A	4.625%	10/15/27	375	$345,051
Gtd. Notes, 144A(aa)	5.500	07/15/25	200	194,791

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	200	150,969
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	425	366,262
Gtd. Notes, 144A	3.750	10/01/30	325	274,835

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	441	417,285
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	275	234,321
Gtd. Notes, 144A	5.000	12/01/29	525	417,824

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	2,350	1,892,382
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	1,275	1,106,246
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	900	787,540
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31	1,050	874,352
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	575	465,164
Gtd. Notes	4.000	07/15/30	150	127,988
Gtd. Notes(aa)	4.875	01/15/28	5,770	5,366,091

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	4,445	4,457,427
				26,383,872
Computers 0.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	225	188,438
Condor Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	655	542,590
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	550	466,218
Gtd. Notes, 144A	5.125	04/15/29	425	356,340
Gtd. Notes, 144A	5.250	10/01/30	350	282,710
Gtd. Notes, 144A(aa)	5.750	09/01/27	1,000	964,674

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750%	06/01/25	375	$370,005
				3,170,975
Distribution/Wholesale 0.4%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	2,300	1,945,213
Diversified Financial Services 4.4%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	1,075	945,411
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	525	453,626
Gtd. Notes, 144A	5.375	12/01/24	500	466,900

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	525	310,509
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,275	1,002,034
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	1,100	616,009
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	875	692,017
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	1,375	1,203,649
Gtd. Notes, 144A	4.375	05/15/31	100	87,204
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	850	642,544
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,645	2,157,229
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,725	1,546,507

Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	1,800	1,434,684
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	400	312,313
Gtd. Notes	4.000	09/15/30	700	527,839
Gtd. Notes	6.625	01/15/28	125	113,688
Gtd. Notes(aa)	6.875	03/15/25	750	727,439
Gtd. Notes(aa)	7.125	03/15/26	4,498	4,330,320

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250%	02/15/29	575	$435,559
Gtd. Notes, 144A	5.375	10/15/25	800	724,167

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	4.000	10/15/33	175	122,160
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	750	626,250
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	550	500,500
				19,978,558
Electric 5.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	500	450,082
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,350	1,147,161
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,975	1,671,441
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	5,293,665

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	224	133,754
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,975	2,831,998
Gtd. Notes, 144A	3.375	02/15/29	200	167,326
Gtd. Notes, 144A	3.625	02/15/31	750	596,902
Gtd. Notes, 144A	3.875	02/15/32	425	335,544
Gtd. Notes, 144A	5.250	06/15/29	800	726,964
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	1,625	1,473,387
Sr. Sec’d. Notes(aa)	5.250	07/01/30	1,885	1,669,544
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	125	111,088
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	400	379,920
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	500	428,522
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,100	1,014,775
Gtd. Notes, 144A(aa)	5.625	02/15/27	6,400	6,099,431
				24,531,504

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.6%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500%	06/30/29	EUR	100	$71,829
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		750	606,950
Gtd. Notes, 144A	4.750	06/15/28		350	290,991
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		650	656,506
Gtd. Notes, 144A(aa)	7.250	06/15/28		1,130	1,146,047
					2,772,323
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		1,515	1,373,943
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		260	206,986
					1,580,929
Engineering & Construction 0.4%
AECOM, Gtd. Notes(aa)	5.125	03/15/27		505	477,885
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25		700	585,905
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		500	400,925
Gtd. Notes, 144A	4.125	02/15/32		425	335,231
					1,799,946
Entertainment 3.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		533	283,139
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,060	2,011,114
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		275	220,063

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		275	252,402

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Everi Holdings, Inc., Gtd. Notes, 144A	5.000%	07/15/29	100	$87,129
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,100	2,077,061
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	500	464,000
Sr. Sec’d. Notes, 144A	6.500	02/15/25	1,610	1,611,352

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	525	463,681
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	825	703,314
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	1,169	975,390
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	675	536,649
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	1,980	1,803,581

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	1,225	869,383
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	825	714,750
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	800	824,501
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	685,461
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	268,045
				14,851,015
Environmental Control 0.2%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	275	237,985
Gtd. Notes, 144A	4.375	08/15/29	575	485,875
				723,860

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 4.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(aa)	3.500%	03/15/29		1,560	$1,290,696
Gtd. Notes, 144A	4.875	02/15/30		250	221,824

B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		2,700	2,263,815
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		875	648,141
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25		1,225	1,163,757
Sr. Sec’d. Notes, 144A	4.625	11/15/28		175	152,569
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31		525	407,714
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		900	821,963
Kraft Heinz Foods Co.,
Gtd. Notes(aa)	4.375	06/01/46		1,775	1,386,916
Gtd. Notes	5.000	07/15/35		235	216,746
Gtd. Notes	5.200	07/15/45		300	262,217
Gtd. Notes(aa)	5.500	06/01/50		1,450	1,328,429
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		550	480,882
Gtd. Notes, 144A	4.375	01/31/32		725	624,603

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	650	563,761
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32		375	287,831
Gtd. Notes, 144A(aa)	5.875	09/30/27		3,800	3,717,278
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		1,025	866,464
Gtd. Notes, 144A	5.500	12/15/29		200	180,062
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,400	1,157,780
					18,043,448
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		25	23,912
Sr. Unsec’d. Notes	5.625	05/20/24		200	195,719

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)
AmeriGas Partners LP/AmeriGas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes(aa)	5.750%	05/20/27	3,175	$2,930,797
Sr. Unsec’d. Notes(aa)	5.875	08/20/26	575	540,314
				3,690,742
Healthcare-Products 1.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	2,525	2,062,414
Sr. Unsec’d. Notes, 144A(aa)	5.250	10/01/29	3,200	2,494,341
				4,556,755
Healthcare-Services 3.5%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,575	1,142,842
Gtd. Notes, 144A(aa)	4.625	06/01/30	3,075	2,397,523

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	800	631,640
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	775	492,571
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,800	1,569,907
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	3,400	2,715,597
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	250	216,754
Sr. Sec’d. Notes, 144A(aa)	4.250	06/01/29	1,800	1,516,439
Sr. Sec’d. Notes, 144A	4.375	01/15/30	3,275	2,752,975
Sr. Sec’d. Notes, 144A	6.125	06/15/30	625	581,156
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,025	1,722,942
				15,740,346
Home Builders 5.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	825	619,557
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	625	463,946

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27	1,200	$1,007,558
Gtd. Notes(aa)	7.250	10/15/29	2,750	2,275,719
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,875	1,420,313
Gtd. Notes, 144A(aa)	6.250	09/15/27	815	709,050
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	400	312,000
Century Communities, Inc.,
Gtd. Notes(aa)	6.750	06/01/27	1,725	1,647,892
Gtd. Notes, 144A	3.875	08/15/29	150	118,201
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	386,675
Gtd. Notes, 144A(aa)	5.000	03/01/28	1,200	994,512
KB Home,
Gtd. Notes	4.000	06/15/31	500	378,900
Gtd. Notes	4.800	11/15/29	575	471,044
Gtd. Notes(aa)	6.875	06/15/27	1,650	1,596,410

Lennar Corp., Gtd. Notes(aa)	5.000	06/15/27	1,250	1,175,476
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	284,991
Gtd. Notes	4.950	02/01/28	725	622,362
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,158	900,345
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	916,448

Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	2,523	2,272,570
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	1,293	1,090,393
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	475	387,045

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	925	805,593
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	100	91,723
Gtd. Notes, 144A	5.875	06/15/27	375	352,636
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	1,480	1,230,461

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.625%	03/01/24	1,873	$1,828,516
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	915	793,627
				25,153,963
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	200	161,320
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,075	853,910
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	100	83,660
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	800	672,576
Sr. Sec’d. Notes, 144A	5.000	12/31/26	175	158,632

Spectrum Brands, Inc., Gtd. Notes, 144A	3.875	03/15/31	200	147,429
				1,916,207
Housewares 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	750	574,378
Gtd. Notes	4.375	02/01/32	350	265,903
Gtd. Notes	4.500	10/15/29	1,125	912,235

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,675	962,528
				2,715,044
Insurance 0.2%
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	875	707,284

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 1.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875%	09/15/27	1,925	$1,647,367
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	825	655,321
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	435,139
Gtd. Notes, 144A	5.250	12/01/27	1,165	1,101,372

NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	3,000	2,916,758
				6,755,957
Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,359	1,287,054
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	275	232,750
Sr. Unsec’d. Notes	4.375	03/15/32	300	244,475
				1,764,279
Leisure Time 0.3%
Royal Caribbean Cruises Ltd., Sr. Sec’d. Notes, 144A	8.250	01/15/29	300	298,347
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	350	275,625
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	475	369,313
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	475	371,839
				1,315,124
Lodging 1.6%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	900	716,522
Gtd. Notes, 144A	4.000	05/01/31	275	229,312
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	275	249,581
Gtd. Notes(aa)	4.750	10/15/28	400	347,314
Gtd. Notes(aa)	5.500	04/15/27	1,061	978,160

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes	5.750%	06/15/25	50	$48,503
Gtd. Notes(aa)	6.750	05/01/25	1,910	1,884,817

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	585,385
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	1,325	775,125
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	550	330,154
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	2,125	1,253,750
				7,398,623
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	725	646,690
Machinery-Diversified 0.7%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	1,050	850,610
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	1,815	1,747,415
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	560,156
				3,158,181
Media 8.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	1,850	1,448,773
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	5,600	4,423,821
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	700	533,185
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,900	2,416,212
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	902,323
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	450	432,634
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	852,288
Gtd. Notes, 144A(aa)	4.125	12/01/30	775	608,896
Gtd. Notes, 144A	6.500	02/01/29	1,200	1,129,857
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,875	3,512,168

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	5.750%	01/15/30	2,550	$1,963,500
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	6,595	336,387
Sec’d. Notes, 144A	5.375	08/15/26	6,090	1,215,205
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	3,000	2,962,466
Gtd. Notes	5.125	06/01/29	1,840	1,243,684
Gtd. Notes	7.375	07/01/28	1,065	809,540
Gtd. Notes(aa)	7.750	07/01/26	5,015	4,236,594
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	200	188,793
Gtd. Notes, 144A	7.000	05/15/27	1,625	1,547,955

iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	395	375,500
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	550	500,553
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	325	279,407
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	150	131,607
Gtd. Notes, 144A	5.625	07/15/27	734	690,960
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	520,849
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	1,885	1,186,438
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	400	337,454
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	2,300	2,221,634
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	2,107,023

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,600	1,272,480
				40,388,186
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	525	461,131

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 2.1%
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250%	09/01/29	1,550	$1,253,717
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	500	487,750
Gtd. Notes, 144A	7.500	04/01/25	3,305	3,182,715

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.125	04/15/32	550	481,305
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	575	546,983
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	900	788,418
Gtd. Notes, 144A	6.125	04/01/29	1,195	988,863

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	1,220	1,051,869
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	800	620,422
Gtd. Notes, 144A	4.750	01/30/30	275	233,928
				9,635,970
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	1,075	998,481
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	652,380
				1,650,861
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	685	561,534
Oil & Gas 7.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	975	994,883
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	5,325	36,210
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	750	694,304
Gtd. Notes, 144A	7.625	02/01/29	979	998,445

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000%	11/01/26	25	$24,630
Gtd. Notes, 144A	9.000	11/01/27	227	275,999

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	1,700	1,806,250
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	375	362,983
Gtd. Notes, 144A	5.875	02/01/29	400	378,004
Gtd. Notes, 144A	6.750	04/15/29	725	713,722

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,158,187
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	1,350	1,339,353
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	600	547,826
Gtd. Notes, 144A	6.750	03/01/29	975	933,623
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	500	457,854
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	575	556,009

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.750	01/30/28	975	949,203
EQT Corp., Sr. Unsec’d. Notes	5.000	01/15/29	250	232,288
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	251,673
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	600	546,640
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	275	249,420
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,658	1,561,295
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	750	690,470
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	575	549,125
Gtd. Notes, 144A	7.125	02/01/27	1,802	1,833,625
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	975	940,875
Gtd. Notes, 144A	7.500	01/15/28	1,325	1,228,938
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	1,400	1,347,397
Gtd. Notes, 144A	7.375	05/15/27	50	49,265

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.125%	01/01/31	745	$747,835
Sr. Unsec’d. Notes	7.150	05/15/28	900	920,137
Sr. Unsec’d. Notes	8.875	07/15/30	200	228,668
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	525	442,040
Gtd. Notes, 144A	4.625	05/01/30	625	519,094
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	251,089
Gtd. Notes, 144A(aa)	7.125	01/15/26	2,160	2,122,200
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	425	410,375
Gtd. Notes	5.000	03/15/23	1,523	1,519,739
Gtd. Notes, 144A	4.750	02/15/30	275	243,162
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	650	563,372
Gtd. Notes	5.375	02/01/29	125	116,406
Gtd. Notes(aa)	5.375	03/15/30	1,900	1,763,998
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	905	781,937
Gtd. Notes	4.500	04/30/30	700	596,131
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26	1,400	1,190,000
Gtd. Notes, 144A	8.000	02/01/27	100	81,000
				34,205,679
Packaging & Containers 1.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	1,066	762,526
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	475	408,500
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	675	466,560

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	1,360	1,116,983
Graphic Packaging International LLC, Gtd. Notes	4.125	08/15/24	300	291,178

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000%	01/15/26	300	$238,500
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,184	888,000
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	425	370,575
Sr. Sec’d. Notes, 144A	6.750	07/15/26	250	238,404
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	1,275	1,020,629
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	150	137,427

OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	400	335,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	500	473,551
Gtd. Notes, 144A	6.625	05/13/27	305	291,667

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	625	546,775
Trident TPI Holdings, Inc., Gtd. Notes, 144A	9.250	08/01/24	150	140,243
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	325	279,399
				8,005,917
Pharmaceuticals 2.5%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,225	1,043,382
Gtd. Notes, 144A	5.125	03/01/30	325	281,824
Gtd. Notes, 144A	6.125	08/01/28	670	620,211

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,100	494,804
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	376,048
Gtd. Notes, 144A	5.000	02/15/29	1,900	737,542
Gtd. Notes, 144A	5.250	01/30/30	2,325	895,125
Gtd. Notes, 144A	5.250	02/15/31	2,635	1,034,238
Gtd. Notes, 144A	6.250	02/15/29	4,260	1,661,400
Gtd. Notes, 144A	7.000	01/15/28	250	100,000

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	9.000%	12/15/25	500	$321,250
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	900	772,533
Sr. Sec’d. Notes, 144A	6.750	02/15/30	225	205,851

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	1,075	950,031
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	450	396,075
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	900	764,162

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	850	657,501
				11,311,977
Pipelines 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	975	889,341
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,296,870

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	1,575	1,329,058
Cheniere Energy, Inc., Sr. Unsec’d. Notes(aa)	4.625	10/15/28	2,750	2,537,188
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	200	164,650
DCP Midstream Operating LP,
Gtd. Notes(aa)	5.125	05/15/29	1,375	1,289,542
Gtd. Notes	5.625	07/15/27	510	494,889

Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,075	890,062
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	44,749
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	351	340,217
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,242,941
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	125	123,655
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	125	121,643
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	341,369
Gtd. Notes(aa)	7.000	08/01/27	750	719,300

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.875%	04/15/40	2,050	$1,688,041
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	2,054	1,839,907
Gtd. Notes, 144A	6.000	12/31/30	925	839,083
Gtd. Notes, 144A	7.500	10/01/25	200	202,575
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	852,166
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	243,653
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	600	570,094
Sr. Unsec’d. Notes(aa)	4.300	02/01/30	1,275	1,120,750
Sr. Unsec’d. Notes	5.500	08/15/48	75	60,942
				20,242,685
Real Estate 1.8%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25	2,200	1,835,640
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25	2,000	1,938,217
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,175	930,529
Gtd. Notes, 144A	4.375	02/01/31	675	506,659
Gtd. Notes, 144A	5.375	08/01/28	340	293,229

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,700	1,382,115
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.250	04/15/30	1,050	729,038
Gtd. Notes, 144A	5.750	01/15/29	700	502,690
				8,118,117
Real Estate Investment Trusts (REITs) 3.7%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	861	573,369
Gtd. Notes(aa)	9.750	06/15/25	1,900	1,794,771
Sr. Unsec’d. Notes	4.750	02/15/28	1,375	937,519

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500%	03/15/31		125	$86,417
Gtd. Notes(aa)	5.000	10/15/27		2,325	1,987,913

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25		1,665	1,669,379
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25		6,650	6,589,183
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28		830	682,391
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	01/15/28		2,000	1,755,591
Gtd. Notes, 144A(aa)	4.625	12/01/29		825	722,570
					16,799,103
Retail 4.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		2,950	2,407,937
Sr. Sec’d. Notes, 144A	3.875	01/15/28		388	340,478
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		1,525	862,493
Sr. Sec’d. Notes, 144A	4.875	07/15/28		125	90,816

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		150	99,290
Brinker International, Inc.,
Gtd. Notes, 144A(aa)	5.000	10/01/24		750	725,036
Sr. Unsec’d. Notes	3.875	05/15/23		350	346,099

Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29		700	487,893
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	707	597,746
Sr. Sec’d. Notes	6.250	10/30/25	EUR	715	608,923
Sr. Sec’d. Notes, 144A	6.750	02/07/25		725	657,938
Sr. Sec’d. Notes, 144A	8.500	10/30/25		1,450	1,330,912

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $115,938; purchased 08/02/22 - 08/04/22)(f)	5.375%	04/01/26	125	$113,442
Sr. Unsec’d. Notes, 144A (original cost $850,675; purchased 08/02/22 - 08/22/22)(f)	5.875	04/01/29	980	821,802
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	1,325	1,039,974
Sr. Sec’d. Notes, 144A	4.625	01/15/29	550	478,239

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	1,375	962,032
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	1,100	772,800
Gtd. Notes, 144A	3.875	10/01/31	800	552,009

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	1,125	785,919
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	675	571,314
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	1,825	1,159,042
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	200	132,071
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	525	398,732
Gtd. Notes, 144A	7.500	10/15/27	825	755,737

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	5.625	12/01/25	900	852,699
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	600	489,363
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	550	522,180
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	975	819,162

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	1,250	1,062,288
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	700	594,870
				21,439,236

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.6%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625%	09/01/28	1,643	$1,428,921
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,075	931,122
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A	5.000	12/15/29	150	127,129
				2,487,172
Telecommunications 5.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	1,155	1,054,804
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	1,030	350,276
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	290	194,300
Sr. Sec’d. Notes, 144A	8.750	05/25/24	650	551,135
Sr. Sec’d. Notes, 144A	8.750	05/25/24	525	444,708

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	7,568	4,011,040
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,525	1,409,496
Sr. Sec’d. Notes, 144A	7.000	10/15/28	875	791,875
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	2,160	2
Gtd. Notes, 144A^	9.750	07/15/25(d)	4,135	4
Sr. Sec’d. Notes, 144A	6.500	03/15/30	2,365	2,169,036
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	400	304,835
Gtd. Notes, 144A	4.250	07/01/28	1,555	1,281,524

Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,055	707,852
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	1,500	1,492,500
Sprint Capital Corp.,
Gtd. Notes(aa)	6.875	11/15/28	700	722,215
Gtd. Notes	8.750	03/15/32	706	828,264

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Sprint Corp.,
Gtd. Notes	7.125%	06/15/24	250	$253,907
Gtd. Notes(aa)	7.625	02/15/25	2,725	2,813,688
Gtd. Notes(aa)	7.875	09/15/23	1,794	1,823,207

Switch Ltd., Gtd. Notes, 144A	4.125	06/15/29	375	376,305
Viasat, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,100	2,857,222
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	120	92,682
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	1,165	774,524
				25,305,401
Transportation 0.1%
XPO Escrow Sub LLC, Sr. Unsec’d. Notes, 144A	7.500	11/15/27	250	249,516
Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	875	746,891

Total Corporate Bonds (cost $553,672,612)				464,482,567
Floating Rate and other Loans 4.9%
Airlines 0.3%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.108(c)	04/21/28	1,521	1,481,616
Chemicals 0.1%
TPC Group, Inc., Term Loan DIP Facility, 1 - 3 Month SOFR + 10.114%^	13.383(c)	03/01/23	199	199,226
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26	2,004	642,165

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Housewares 0.2%
SWF Holdings I Corp., Initial Term Loan, 3 Month LIBOR + 4.000%	7.602%(c)	10/06/28	1,010	$783,533
Insurance 0.3%
Asurion LLC, New B-4 Term Loan, 1 Month LIBOR + 5.250%	9.004(c)	01/20/29	1,750	1,217,344
Media 0.4%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	11.208(c)	05/25/26	1,318	1,261,605
Second Lien Term Loan, 1 Month SOFR + 3.350%	6.458(c)	08/24/26	3,209	616,423
				1,878,028
Oil & Gas 1.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	12.941(c)	11/01/25	3,340	3,501,432
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	10.004(c)	03/28/24	770	769,746
				4,271,178
Retail 0.3%
EG America LLC (United Kingdom), Project Becker Additional Facility, 3 Month LIBOR + 4.250%	7.924(c)	03/31/26	340	308,394
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	7.504(c)	03/06/28	1,204	1,130,933
				1,439,327
Software 1.1%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	7.504(c)	10/02/25	222	213,421
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	9.254(c)	02/27/26	350	318,281

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Software (cont’d.)

Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	6.754%(c)	10/30/26	453	$445,283
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	10.621(c)	06/13/25	1,025	750,813
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.160(c)	06/13/24	2,230	2,010,515

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month LIBOR + 5.364%	8.473(c)	07/14/28	1,717	1,406,269
				5,144,582
Telecommunications 1.1%
MLN US Holdco LLC,
Term Loan, 3 Month LIBOR + 6.440%	10.894(c)	10/18/27	25	24,078
Term Loan, 3 Month LIBOR + 6.800%	11.254(c)	10/18/27	57	51,245
Term Loan, 3 Month LIBOR + 8.750%	12.502(c)	10/18/27	4	3,200

West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415(c)	10/10/24	3,686	3,227,406
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%	7.754(c)	10/02/28	1,499	1,285,366
Refinancing Term Loan, 1 Month LIBOR + 4.000%^	7.754(c)	10/01/29	350	294,000
				4,885,295

Total Floating Rate and other Loans (cost $25,256,296)				21,942,294

	Shares
Common Stocks 1.8%
Electric Utilities 0.3%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $984,219; purchased 02/28/19)^(f)	9,187	918,700
Keycon Power Holdings LLC^	2,600	329,940
		1,248,640

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock) (original cost $2,052,750; purchased 05/06/15 - 09/19/19)^(f)	7,475	$1,558,836
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.	22,321	468,741
Oil, Gas & Consumable Fuels 0.7%
Chesapeake Energy Corp.	30,680	3,137,643
Chesapeake Energy Corp. Backstop Commitment	1,644	168,132
		3,305,775
Wireless Telecommunication Services 0.4%
Intelsat Emergence SA (Luxembourg)*	59,486	1,582,328

Total Common Stocks (cost $4,505,768)		8,164,320
Preferred Stock 0.6%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $2,635,000; purchased 03/29/21 - 07/08/22)^(f) (cost $2,571,250)	2,625	2,625,000

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	6,229	59,368
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	6,229	12,330

Total Rights (cost $0)		71,698

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Units	Value
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $0)	1,436,166	$144

Total Long-Term Investments (cost $617,938,536)		529,084,894

	Shares
Short-Term Investment 8.8%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $39,623,803)	39,623,803	39,623,803

TOTAL INVESTMENTS 126.0% (cost $657,562,339)		568,708,697
Liabilities in excess of other assets(z) (26.0)%		(117,407,015)

Net Assets 100.0%		$451,301,682

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CSI—Credit Suisse International
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,033,760 and 1.3% of net assets.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
(aa)	Represents security, or a portion thereof, with aggregate value of $159,725,311 segregated as collateral for amount of $120,000,000 borrowed and outstanding as of October 31, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $10,143,105. The aggregate value of $7,538,190 is 1.7% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at October 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/22	BOA	GBP	579	$654,688	$663,458	$8,770	$—
Euro,
Expiring 11/02/22	MSI	EUR	1,618	1,607,555	1,599,326	—	(8,229)
				$2,262,243	$2,262,784	8,770	(8,229)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/22	MSI	GBP	579	$626,203	$663,458	$—	$(37,255)
Expiring 12/02/22	BOA	GBP	579	655,169	664,032	—	(8,863)
Euro,
Expiring 11/02/22	UAG	EUR	1,618	1,565,446	1,599,326	—	(33,880)
Expiring 12/02/22	MSI	EUR	1,618	1,610,969	1,602,852	8,117	—
				$4,457,787	$4,529,668	8,117	(79,998)
						$16,887	$(88,227)

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Credit default swap agreement outstanding at October 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000%(Q)	450	0.861%	$5,184	$2,280	$2,904	CSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	17,255	$405,287	$303,941	$(101,346)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2022(4)	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	51,109	4.795%	$(849,732)	$680,476	$1,530,208
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).